Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,926,885)	$ (1,862,846)	$ 3,225,214	$ (238,969)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	3,822		21,752	10,461
Bad debt expense	(130,544)		240,040	(159,875)
Gain on debt refinance			(6,952,265)
Debt discount amortization				20,017
Imputed interest on related party notes	25,839	18,045	37,308	37,830
Loss on derivative	2,466,500		50,392
Change in operating assets and liabilities:
Net investment in sales-type leases	1,110,445	3,821,989	4,168,692	2,531,466
Inventory	4,064	(864,129)	(20,129)	(91,634)
Prepaid expenses and other assets				(4,250)
Accounts payable and accrued expenses	(381,963)	(328,085)	357,374	413,798
Stock based compensation	177,183
Net Cash provided by operating activities	348,461	784,974	1,128,378	2,518,844
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets				(2,566)
Net cash (used by) investing activities				(2,566)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Notes Payable	(864,349)	(1,325,601)	(1,700,013)	(2,656,844)
Borrowings from Notes Payable - Third Party	70,000	100,000	100,000	470,000
Borrowings on loans from related parties	320,000		155,000	775,000
Payment on loans from related parties	(102,286)	(79,239)	(255,364)	(361,436)
Cash overdraft		150,699
Net Cash (used) by financing activities	(576,635)	(1,154,141)	(1,700,377)	(1,773,280)
INCREASE (DECREASE) IN CASH and CASH EQUIVALENTS	(228,174)	(369,167)	(571,999)	742,998
CASH AND CASH EQUIVALENTS, AT BEGINNING OF PERIOD	322,795	894,794	894,794	151,796
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	94,621	525,627	322,795	894,794
CASH PAID FOR:
Interest	489,597	475,448	1,516,216	1,586,170
Income taxes
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cancellation of shares of common stock		2,000	2,000
Note Discount - Asher				$ 10,000